CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
OPERATING ACTIVITIES
Net income (loss)	$ 339,666		$ (736,377)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	1,440,502		1,375,745
Deferred income taxes	(74,501)		(437,637)
Derivative instruments	(1,284)		(118,489)
Foreign currency adjustment of non-US$ denominated debt			104,800
Amortization of deferred debt issue costs	56,702		53,718
Amortization of debt discount	9,681		10,942
Amortization of prepaid lease costs	45,661		36,544
Aircraft impairment charges and fair value adjustments	190,721		1,680,213
Loss on early extinguishment of debt	22,934
Other, including gain on aircraft sales and disposals	(44,111)		(20,682)
Changes in operating assets and liabilities:
Lease receivables and other assets	83,269		8,944
Accrued interest and other payables	181,949		(106,449)
Current income taxes	3,226		24,990
Net cash provided by operating activities	2,254,415		1,876,262
INVESTING ACTIVITIES
Acquisition of flight equipment	(1,515,670)		(231,466)
Payments for deposits and progress payments	(137,504)		(110,229)
Proceeds from disposal of flight equipment	237,128		248,205
Net change in restricted cash	43,750		94,106
Collections on notes receivable and finance and sales-type leases	40,442		51,361
Other			(6,024)
Net cash (used in) provided by investing activities	(1,331,854)		45,953
FINANCING ACTIVITIES
Proceeds from debt financing	3,481,146		3,416,359
Payments in reduction of debt financing, net of foreign currency swap settlements	(3,675,766)		(7,579,948)
Debt issue costs	(56,531)		(103,942)
Payment of preferred dividends	(300)		(433)
Security and rental deposits received	114,231		83,855
Security and rental deposits returned	(96,300)		(79,423)
Transfers of security and rental deposits on sales of aircraft	(2,696)		(19,391)
Deferred overhaul rentals collected	366,272		411,157
Overhaul deposits reimbursed	(405,957)		(264,679)
Transfer of overhaul rentals on sales of aircraft			(18,623)
Net change in other deposits	24,505		46,983
Net cash used in financing activities	(251,396)		(4,108,085)
Net increase (decrease) in cash	671,165		(2,185,870)
Effect of exchange rate changes on cash	36		164
Cash at beginning of period	1,975,009		3,067,697
Cash at end of period	2,646,210		881,991
Cash paid during the period for:
Interest, excluding interest capitalized	1,141,323		1,356,825
Income taxes, net	$ 5,033	[1]	$ 30,498	[1]

[1]	Includes approximately $2 million and $26 million paid to AIG for ILFC tax liability for the nine month periods ending September 30, 2012 and 2011, respectively.